Revenue (Tables)	12 Months Ended
Jun. 30, 2020
Revenue from contracts with customers [Abstract]
Revenue from the Transfer of Goods and Services

Year Ended June 30, 2020	Point-in-time	Over-time	Total
	$	$	$
Cannabis
Revenue from sale of goods	322,112	—	322,112
Revenue from provision of services	—	5,002	5,002
Other
Revenue from sale of goods	1,089	—	1,089
Excise taxes	(49,297)	—	(49,297)
Net Revenue	273,904	5,002	278,906

Year Ended June 30, 2019	Point-in-time	Over-time	Total
	$	$	$
Cannabis
Revenue from sale of goods	268,592	—	268,592
Revenue from provision of services	—	7,589	7,589
Other
Revenue from sale of goods	2,513	—	2,513
Excise taxes	(33,158)	—	(33,158)
Net Revenue	237,947	7,589	245,536